Share-Based Payments - Data Related to All Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value per stock option (in dollars per share)		$ 5.06	$ 4.01	$ 3.89
Aggregate intrinsic value on exercise		$ 625	$ 331	$ 389
Cash received upon exercise	[1]	1,259	862	1,019
Tax benefits realized related to exercise		115	95	112
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost related to nonvested stock options not yet recognized, pre-tax		$ 5	$ 10	$ 58
Weighted-average period over which stock option compensation cost is expected to be recognized (years)		1 year 8 months	9 months 18 days	1 year 1 month 6 days

[1]	Amounts may not add due to rounding.